ACQUISITION AND DIVESTITURES - Divestitures (Details) - USD ($) $ / shares in Units, $ in Thousands									3 Months Ended				12 Months Ended
	Jun. 01, 2023	Jun. 01, 2022	Oct. 14, 2021	Jun. 01, 2021	Nov. 10, 2020	Oct. 13, 2020	Aug. 04, 2020	Mar. 04, 2020	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Boroo Pte Ltd [Member]
Disclosure of detailed information about business combination [line items]
Proportion of reclamation bond obligations assumed		50.00%		50.00%
Lagunas Norte [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold				100.00%
NSR royalty rate				2.00%
Purchase price of NSR				$ 16,000
Period used for calculation of the average gold price to value the contingent consideration				2 years
Reversal of impairment loss											$ 86,000
Gain (loss) recognised on measurement to fair value less costs to sell										$ 4,000
Provision for decommissioning, restoration and rehabilitation costs				$ 173,000
Lagunas Norte [Member] | Maximum
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				(81,000)
Lagunas Norte [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents				(20,000)
Lagunas Norte [Member] | Other receivables [Member] | First anniversary after closing [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ (10,000)
Lagunas Norte [Member] | Other receivables [Member] | Second anniversary after closing [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ (20,000)
Lagunas Norte [Member] | Contingent consideration [member] | Maximum
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				(15,000)
Lagunas Norte [Member] | At fair value
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				$ (65,000)
South Arturo
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests			40.00%
Lone Tree [Member]
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised on measurement to fair value less costs to sell									$ 205,000
Gain (loss) recognised in equity									$ (85,000)
Lone Tree [Member] | i-80 Gold Corp [Member]
Disclosure of detailed information about business combination [line items]
Term of toll milling agreement, autoclave facilities			3 years
Term of toll milling agreement, roaster facilities			10 years
Fair value of toll milling agreement			$ 0
Fair value of shares			48,000
Lone Tree [Member] | Contingent consideration [member] | i-80 Gold Corp [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			(50,000)
Lone Tree [Member] | At fair value
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			$ (175,000)
Massawa [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold								90.00%
Gain (loss) recognised on measurement to fair value less costs to sell												$ 54,000
Proportion of consideration received								92.50%
Loan issued for part financing								$ 25,000
Massawa [Member] | Endeavour Mining Corporation [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates								19,164,403
Fair value of shares								$ 104,000
Debt instruments issued								225,000
Massawa [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents								(256,000)
Massawa [Member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)								(46,250)
Massawa [Member] | At fair value
Disclosure of detailed information about business combination [line items]
Consideration paid (received)								(440,000)
Massawa [Member] | At fair value | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)								$ (28,000)
Eskay Creek [Member]
Disclosure of detailed information about business combination [line items]
NSR royalty rate							1.00%
Gain (loss) recognised on measurement to fair value less costs to sell													$ 59,000
Eskay Creek [Member] | Skeena Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates							22,500,000
Warrants exercise price							$ 2.70
Eskay Creek [Member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)							$ (15,000)
Bullfrog Mine [Member]
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised on measurement to fair value less costs to sell													22,000
Bullfrog Mine [Member] | Individual Mining Claim [Member] | Minimum
Disclosure of detailed information about business combination [line items]
NSR royalty rate						0.50%
Bullfrog Mine [Member] | Individual Mining Claim [Member] | Maximum
Disclosure of detailed information about business combination [line items]
NSR royalty rate						5.50%
Bullfrog Mine [Member] | Barrick Lands [Member]
Disclosure of detailed information about business combination [line items]
NSR royalty rate						2.00%
Bullfrog Mine [Member] | Bullfrog Gold Corp. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates						54,600,000
Warrants exercise price						$ 0.30
Morila [Member]
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised on measurement to fair value less costs to sell													$ 27,000
Proportion of ownership interest sold combined with partner					80.00%
Proportion of ownership interests held by non-controlling interests					20.00%
Morila [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents					$ (28,800)